Exhibit 99.1

GM Financial Consumer Automobile Receivables Trust 2018-3

Class A-1 2.36731 % Asset Backed Notes

Class A-2A 2.74 % Asset Backed Notes

Class A-2B Floating Rate Asset Backed Notes

Class A-3 3.02 % Asset Backed Notes

Class A-4 3.16 % Asset Backed Notes

Class B 3.27 % Asset Backed Notes

Class C 3.45 % Asset Backed Notes

Class D 0.00 % Asset Backed Notes

Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.9 of the Sale and Servicing Agreement among GM Financial Consumer Automobile Receivables Trust 2018-3, as Issuer, GM Financial, as Servicer, AFS SenSub Corp., as Seller, and The Bank Of New York Mellon., as the Trust Collateral Agent, dated as of July 18, 2018. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

Monthly Period Beginning:	08/01/2019
Monthly Period Ending:	08/31/2019
Prev. Distribution/Close Date:	08/16/2019
Distribution Date:	09/16/2019
Days of Interest for Period:	31
Days in Collection Period:	31
Transaction Month:	14

			Closing	Original	Original Adjusted
Purchases	Units	Start Date	Date	Pool Balance	Pool Balance
Initial Purchase	44,700	06/01/2018	07/18/2018	$1,357,918,658	$1,269,841,295

Total	44,700			$1,357,918,658	$1,269,841,295

MONTHLY PERIOD RECEIVABLES PRINCIPAL BALANCE CALCULATION:

{1}	Beginning of period Aggregate Principal Balance			{1}	$864,855,450

	Monthly Principal Amounts

	{2}	Collections on Receivables outstanding at end of period	{2}	19,861,436
	{3}	Collections on Receivables paid off during period	{3}	11,391,756
	{4}	Receivables becoming Liquidated Receivables during period	{4}	736,841
	{5}	Receivables becoming Purchased Receivables during period	{5}	46,132
	{6}	Other Receivables adjustments	{6}	0

	{7}	Total Monthly Principal Amounts		{7}	32,036,165

{8}	End of period Aggregate Principal Balance			{8}	$832,819,285

{9}	Pool Factor			{9}	61.3305724%

MONTHLY AGGREGATE ADJUSTED PRINCIPAL BALANCE CALCULATION:

{10}	Beginning of period Aggregate Principal Balance		{10}	864,855,450
{11}	Beginning of period Yield Supplement Overcollateralization Amount		{11}	48,195,508
	{12}	Beginning of period Aggregate Adjusted Principal Balance		{12}	$816,659,942

{13}	End of period Aggregate Principal Balance		{13}	832,819,285
{14}	End of period Yield Supplement Overcollateralization Amount		{14}	45,679,094
	{15}	End of period Aggregate Adjusted Principal Balance		{15}	$787,140,191

{16}	Reduction in Aggregate Adjusted Principal Balance			{16}	29,519,751

MONTHLY PERIOD NOTE BALANCE CALCULATION:

			Class A-1	Class A-2A	Class A-2B	Class A-3	Class A-4
{17}	Original Note Balance	{17}	$247,000,000	$285,000,000	$135,000,000	$439,000,000	$89,550,000

{18}	Beginning of period Note Balance	{18}	$0	$140,785,328	$66,687,789	$439,000,000	$89,550,000

{19}	Priority Principal Amount	{19}	0	2,797,700	1,325,226	0	0
{20}	Noteholder’s Principal Distributable Amount	{20}	0	17,233,560	8,163,265	0	0

{21}	End of period Note Balance	{21}	$0	$120,754,068	$57,199,298	$439,000,000	$89,550,000

{22}	Note Pool Factors	{22}	0.0000000%	42.3698484%	42.3698504%	100.0000000%	100.0000000%

			Class B	Class C	Class D	TOTAL
			$20,320,000	$19,050,000	$15,870,000	$1,250,790,000

{23}	Beginning of period Note Balance	{23}	$20,320,000	$19,050,000	$15,870,000	$791,263,117

{24}	Priority Principal Amount	{24}	0	0	0	4,122,926
{25}	Noteholder’s Principal Distributable Amount	{25}	0	0	0	25,396,825

{26}	End of period Note Balance	{26}	$20,320,000	$19,050,000	$15,870,000	$761,743,366

{27}	Note Pool Factors	{27}	100.0000000%	100.0000000%	100.0000000%	60.9009799%

CALCULATION OF INTEREST DISTRIBUTABLE AMOUNT:

		Beginning	Interest	Interest			Calculated
	Class	Note Balance	Carryover	Rate	Days	Days Basis	Interest
{28}	Class A - 1	$0	0	2.36731%	31	Actual days/360	$0
{29}	Class A - 2A	$140,785,328	0	2.74000%	30	30/360	321,460
{30}	Class A - 2B	$66,687,789	0	2.30738%	31	Actual days/360	132,503
{31}	Class A - 3	$439,000,000	0	3.02000%	30	30/360	1,104,817
{32}	Class A - 4	$89,550,000	0	3.16000%	30	30/360	235,815
{33}	Class B	$20,320,000	0	3.27000%	30	30/360	55,372
{34}	Class C	$19,050,000	0	3.45000%	30	30/360	54,769
{35}	Class D	$15,870,000	0	0.00000%	30	30/360	0

RECONCILIATION OF COLLECTION ACCOUNT:

Available Funds:
{36}	Principal Collections on Receivables during period (net of Liquidation Proceeds and Fees)	{36}	31,253,192
{37}	Interest Collections on Receivables during period (net of Liquidation Proceeds and Fees)	{37}	2,312,083
{38}	Liquidation Proceeds collected during period (net of Fees)	{38}	499,535
{39}	Purchase Amounts or amounts from Servicer deposited in Collection Account	{39}	46,132
{40}	Investment Earnings - Collection Account	{40}	51,788
{41}	From Reserve Acct - Investment Earnings, Reserve Acct Withdrawal, Excess Specified Reserve over Note Bal	{41}	5,334
{42}	Collection of Supplemental Servicing - Extension Fees	{42}	14,631
{43}	Collection of Supplemental Servicing - Repo and Recovery Fees Netted from Gross Liquidation Proceeds	{43}	16,227
{44}	Collection of Supplemental Servicing - Late Fees, Prepayment Penalty Fees & Force Placed Insurance	{44}	20,562

{45}	Total Available Funds	{45}		34,219,484

Distributions:
{46}	Base Servicing Fee	{46}	720,713
{47}	Repo and Recovery Fees - reimbursed to Servicer	{47}	16,227
{48}	Bank Service Charges - reimbursed to Servicer	{48}	0
{49}	Late Fees, Prepayment Penalty Fees & Force Placed Insurance - to Servicer	{49}	20,562
{50}	Trustee and Trust Collateral Agent Fees	{50}	417
{51}	Asset Representations Reviewer Fee	{51}	0
{52}	Owner Trustee Fee	{52}	208
{53}	Class A-1 Noteholders’ Interest Distributable Amount pari passu	{53}	0
{54}	Class A-2A Noteholders’ Interest Distributable Amount pari passu	{54}	321,460
{55}	Class A-2B Noteholders’ Interest Distributable Amount pari passu	{55}	132,503
{56}	Class A-3 Noteholders’ Interest Distributable Amount pari passu	{56}	1,104,817
{57}	Class A-4 Noteholders’ Interest Distributable Amount pari passu	{57}	235,815
{58}	First Priority Principal Distribution Amount	{58}	0
{59}	Class B Noteholders’ Interest Distributable Amount	{59}	55,372
{60}	Second Priority Principal Distribution Amount	{60}	0
{61}	Class C Noteholders’ Interest Distributable Amount	{61}	54,769
{62}	Third Priority Principal Distribution Amount	{62}	0
{63}	Class D Noteholders’ Interest Distributable Amount	{63}	0
{64}	Fourth Priority Principal Distribution Amount	{64}	4,122,926
{65}	To the Reserve Account, the Reserve Account Deposit Amount	{65}	0
{66}	To the Noteholders, Noteholder’s Principal Distributable Amount (as calculated below)	{66}	25,396,825
{67}	Add’l fees (Trustee, Owner Trustee, Trust Collateral Agent, Asset Representations Reviewer)	{67}	0
{68}	To the Certificateholders, the aggregate amount remaining	{68}	2,036,870
{69}	Total Distributions	{69}		$34,219,484

CALCULATION OF PRIORITY PRINCIPAL DISTRIBUTION:

		(X)	(Y)		Priority
		Cumulative	Adjusted Pool	Excess of	Principal
	Class	Note Balance	Balance	(X) - (Y)	Distribution
{70}	First Priority	$736,023,117	$787,140,191	$0	$0
{71}	Second Priority	756,343,117	787,140,191	0	0
{72}	Third Priority	775,393,117	787,140,191	0	0
{73}	Fourth Priority	791,263,117	787,140,191	4,122,926	4,122,926

CALCULATION OF NOTEHOLDERS’ PRINCIPAL DISTRIBUTABLE AMOUNT:

{74}	Excess Total Available Funds			{74}	27,433,695

{75}	Beginning Note Balance	{75}	791,263,117
{76}	Principal payments	{76}	4,122,926
{77}	Pro Forma Note Balance		{77}	787,140,191

{78}	Adjusted Pool Balance	{78}	787,140,191
{79}	2% of Original Adjusted Pool Balance ($25,396,825)	{79}	25,396,825
{80}	Required Pro Forma Note Balance {78} minus {79}		{80}	761,743,366

{81}	Excess of Pro Forma Note Balance over Required Pro Forma Balance {77} minus {80}			{81}	25,396,825

{82}	Noteholder’s Principal Distributable Amount (Lesser of {74} and {81})				{82}	$25,396,825

RECONCILIATION OF RESERVE ACCOUNT:

				Current
{83}	Specified Reserve Balance			$3,174,603

{84}	Beginning of period Reserve Account balance	{84}		$3,174,603

{85}	The Reserve Account Deposit, from Collection Account	{85}	0
{86}	Investment Earnings	{86}	5,334
{87}	Investment Earnings - transferred to Collection Account Available Funds	{87}	(5,334)
{88}	Reserve Account Withdrawal Amount	{88}	0

{89}	End of period Reserve Account balance	{89}		$3,174,603

CALCULATION OF TOTAL OVERCOLLATERALIZATION:

{90}	Aggregate Principal Balance	{90}	$832,819,285
{91}	End of Period Note Balance	{91}	761,743,366
{92}	Overcollateralization	{92}	71,075,919
{93}	Overcollateralization %	{93}		8.53%

CALCULATION OF TOTAL OVERCOLLATERALIZATION (ADJUSTED PRINCIPAL BALANCE):

{94}	Aggregate Adjusted Principal Balance	{94}	$787,140,191
{95}	End of Period Note Balance	{95}	761,743,366
{96}	Overcollateralization	{96}	25,396,825
{97}	Overcollateralization %	{97}		3.23%

MONTHLY PERIOD AND CUMULATIVE NUMBER OF RECEIVABLES CALCULATION:

			Cumulative	Monthly
{98}	Original Number of Receivables	{98}	44,700
{99}	Beginning of period number of Receivables	{99}	0	35,228
{100}	Number of Receivables becoming Liquidated Receivables during period	{100}	330	25
{101}	Number of Receivables becoming Purchased Receivables during period	{101}	4	1
{102}	Number of Receivables paid off during period	{102}	9,759	595
{103}	End of period number of Receivables	{103}	34,607	34,607

STATISTICAL DATA: (CURRENT AND HISTORICAL):

			Original	Prev. Month	Current
{104}	Weighted Average APR of the Receivables	{104}	3.35%	3.16%	3.16%
{105}	Weighted Average Remaining Term of the Receivables	{105}	62.00	48.58	47.65
{106}	Weighted Average Original Term of Receivables	{106}	68.00	68.00	68.00
{107}	Average Receivable Balance	{107}	$30,378	$24,550	$24,065
{108}	Net Losses in Period	{108}	$0	$87,529	$237,306
{109}	Aggregate Realized Losses	{109}	$0	$3,540,627	$3,777,933
{110}	Aggregate Realized Loss Percentage	{110}		0.260%	0.278%
{111}	ABS Prepay Speed	{111}		1.2888	1.3266

DELINQUENCY:

Receivables with Scheduled Payment delinquent			Units	Dollars	Percentage
{112}	31-60 days	{112}	274	$6,732,359	0.81%
{113}	61-90 days	{113}	62	1,479,609	0.18%
{114}	91-120 days	{114}	20	458,979	0.06%
{115}	Total	{115}	356	$8,670,947	1.05%

ASSET REPRESENTATIONS REVIEW DELINQUENCY TRIGGER:

			Dollars	Percentage
{116}	Receivables with Scheduled Payment delinquent 61 days or more	{116}	$1,938,588	0.23%

{117}	Compliance (Trigger Violation is a Delinquency Rate Greater Than 1.80% )	{117}		Yes

EXTENSIONS

{118}	Principal Balance of Receivables extended during current period	{118}	$3,388,908
{119}	Beginning of Period Aggregate Principal Balance	{119}	864,855,450
{120}	Extension Rate {118} divided by {119}	{120}		0.39%

By:	/s/ Randal L. Willis
Name:	Randal L. Willis
Title:	Senior Vice President, Securitization & Conduit Reporting - Treasury
Date:	September 11, 2019